Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Feb. 01, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund
Prospectus:
Trading Symbol	PTIAX